Significant Accounting Policies (Details) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)	Dec. 31, 2021
Significant Accounting Policies (Details) [Line Items]
Net (loss) income recognized	$ 0	$ 950	$ 0	$ 1,342
NIS [Member]
Significant Accounting Policies (Details) [Line Items]
Exchange rate for 1 $ = NIS	3.5		3.5		3.11
Increase (decrease) against the NIS	10.20%	(2.22%)	(12.54%)	(1.40%)
Equity Securities [Member]
Significant Accounting Policies (Details) [Line Items]
Net (loss) income recognized	$ 0	$ 1,195	$ (1,982)	$ 1,583